Note 4 - Consideration Transferred and the Amounts of Identified Assets Acquired and Liabilities Assumed (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Scenario, Previously Reported [Member] | Delos Internet [Member] | Other Liabilities Assumed [Member]
Fair value of consideration transferred:
Fair value of liabilities transferred
Scenario, Previously Reported [Member] | Delos Internet [Member] | Capital Lease Obligations Assumed [Member]
Fair value of consideration transferred:
Fair value of liabilities transferred	128,929
Scenario, Previously Reported [Member] | Delos Internet [Member]
Fair value of consideration transferred:
Cash	225,000
Common stock	1,071,172
Total consideration transferred	1,425,101
Fair value of identifiable assets acquired and liabilities assumed:
Cash	2,058
Accounts receivable	80,524
Property and equipment	826,524
Security deposits	1,993
Accounts payable	(26,970)
Deferred revenue	(62,110)
Other liabilities	(89,930)
Total identifiable net tangible assets	732,089
Customer relationships	1,634,469
Total identifiable net assets	2,366,558
Business Combination, Bargain Purchase, Gain Recognized, Amount	941,457
Scenario, Adjustment [Member] | Delos Internet [Member] | Other Liabilities Assumed [Member]
Fair value of consideration transferred:
Fair value of liabilities transferred	36,733
Scenario, Adjustment [Member] | Delos Internet [Member] | Capital Lease Obligations Assumed [Member]
Fair value of consideration transferred:
Fair value of liabilities transferred
Scenario, Adjustment [Member] | Delos Internet [Member]
Fair value of consideration transferred:
Cash
Common stock	(119,916)
Total consideration transferred	(83,183)
Fair value of identifiable assets acquired and liabilities assumed:
Cash
Accounts receivable	1,286
Property and equipment	18,824
Security deposits
Accounts payable	2,566
Deferred revenue	(2,135)
Other liabilities
Total identifiable net tangible assets	20,541
Customer relationships
Total identifiable net assets	20,541
Business Combination, Bargain Purchase, Gain Recognized, Amount	62,642
Scenario, Actual [Member] | Delos Internet [Member] | Other Liabilities Assumed [Member]
Fair value of consideration transferred:
Fair value of liabilities transferred	36,733
Scenario, Actual [Member] | Delos Internet [Member] | Capital Lease Obligations Assumed [Member]
Fair value of consideration transferred:
Fair value of liabilities transferred	128,929
Scenario, Actual [Member] | Delos Internet [Member]
Fair value of consideration transferred:
Cash	225,000
Common stock	951,256
Total consideration transferred	1,341,918
Fair value of identifiable assets acquired and liabilities assumed:
Cash	2,058
Accounts receivable	79,238
Property and equipment	807,700
Security deposits	1,993
Accounts payable	(29,536)
Deferred revenue	(59,975)
Other liabilities	(89,930)
Total identifiable net tangible assets	711,548
Customer relationships	1,634,469
Total identifiable net assets	2,346,017
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 1,004,099
Business Combination, Bargain Purchase, Gain Recognized, Amount				$ 1,004,099